Summary of significant accounting policies - Business combinations and goodwill - Contingencies (Details) - Lightmap Ltd $ in Thousands	6 Months Ended
Jun. 30, 2022 USD ($)
Disclosure of detailed information about business combination [line items]
Liability in relation to corporate income tax risks	$ 925
Liability in relation to indirect taxes	1,381
Contingent liability in relation to corporate income tax	$ 737
Maximum percentage of probability of outflow of recourses	50.00%